Cover	Nov. 25, 2020
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 25, 2020, Plymouth Industrial REIT, Inc. (the “Company”) announced that, on November 25, 2020, an indirect, wholly-owned subsidiary of the Company completed the purchase of a 10-building industrial property located in the metro-Cleveland, Ohio area for a purchase price of $94.0 million (the “Ohio Properties”). On February 8, 2021, the Company filed an amendment to the original Form 8-K filed on November 25, 2020 to present historical financial statements and the unaudited pro forma financial statements required to be filed by Item 9.01(a) and 9.01(b) of Form 8-K for the Ohio Properties (the “Initial Form 8-K/A”).
Entity File Number	001-38106
Entity Registrant Name	PLYMOUTH INDUSTRIAL REIT, INC.
Entity Central Index Key	0001515816
Entity Tax Identification Number	27-5466153
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	20 Custom House Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(617)
Local Phone Number	340-3814
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PLYM
Security Exchange Name	NYSE
7.50% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	7.50% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	PLYM-PrA
Security Exchange Name	NYSEAMER